Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance Income
Finance income received on net investment in lease	$ 1
Total finance income	1
Finance Expense
Finance charge accrued on convertible loan notes	61	12	12
Interest expense on lease liabilities	31
Total finance Expense	92	12	12
Total Finance Cost	$ 92	$ 12	$ 12